Income Taxes - Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	$ 11,567	$ 14,817
Liability	(14,900)	(15,801)
Net	(3,333)	(984)
Country of domicile [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	3,079	3,212
Liability	(7,493)	(7,190)
Net	(4,414)	(3,978)
Foreign countries [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Asset	8,488	11,605
Liability	(7,407)	(8,611)
Net	$ 1,081	$ 2,994